Private Placement	12 Months Ended
Sep. 30, 2025
Armada Acquisition Corp II [Member]
Private Placement [Line Items]
Private Placement
NOTE 4. PRIVATE PLACEMENT
Founder Shares
On November 7, 2024, the Sponsor purchased 7,880,000 Class B ordinary shares from the Company for an aggregate purchase price of $25,000, or $0.00317 per share, of which up to 1,027,826 founder shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised during the Initial Public Offering. On May 22, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,027,826 founder shares are no longer subject to forfeiture.
Private Placement Units
Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased an aggregate of 400,000 private placement units at $10.00 per private placement unit in a private placement for an aggregate purchase price of $4,000,000. The underwriters purchased an aggregate of 310,000 private placement units at a price of $10.00 per private placement unit in a private placement for an aggregate purchase price of $3,100,000.
A portion of the purchase price of the private placement units was added to the proceeds of Initial Public Offering held in the Trust Account. If the initial business combination was not completed within 18 months from the closing of the Initial Public Offering, the proceeds from the sale of the private placement units held in the trust account will be used to fund the redemption of the public shares (subject to the requirements of applicable law).
Certain institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor), referred to as the “non-managing investors”, purchased, indirectly through the purchase of non-managing membership interests in the Sponsor, an aggregate of 300,000 Private Placement Units out of the 400,000 Private Placement Units purchased by the Sponsor. Subject to each non-managing sponsor investor purchasing the Private Placement Units allocated to it in connection with the closing of the Initial Public Offering, the Sponsor issued additional membership interests at a nominal purchase price to the non-managing investors reflecting interests in an aggregate of 2.4 million founder shares.

The agreement with the
non-managing
investors was entered into directly with the Sponsor entity and it makes reference to the Private Placement Units and founder shares of the Company. The interests and units associated in the agreement are supported on one for one basis with the Company’s underlying private placement units and founder shares. The fact that the Sponsor is providing the non-managing
members with founder shares for their participation in the transaction is considered an inducement and falls under SAB Topic 5A. As such, the Company has obtained a valuation of the Founder Shares, as of the Initial Public Offering date to account for the charge of such transfer of interests to the non-managing
members. The valuation has identified the fair value of the Founder Shares to be $1.93 per share as of the close of the Initial Public Offering, on May 22, 2025. Since the cost of these interest allocations to the non-managing
members is considered an offering cost, the Company will record the fair value of this transaction into equity at the initial public offering date calculated as 2,400,000 interests in founder shares allocated to non-managing
members at a fair value of $4,621,895 or approximately $1.93 per founder share.
The third-party valuation firm used a Monte Carlo simulation to value the Founder Shares. The likelihood of completing the Initial Public offering was assumed to be 100%; the common stock price was $9.845 based on implied stock price; likelihood of a business combination was determined to be 19.9%; and a discount for lack of marketability based on a Finnerty put model yielded 1.7%.
Promissory Note — Related Party
The Sponsor had agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest
bearing, unsecured and on March 31, 2025, the loan was amended to extend maturity date at the earlier of June 30, 2025, or the closing of the Initial Public Offering. Proceeds received under the note were utilized as follows: $127,755 for working capital, $9,840 for payment of deferred offering costs, $4,614 for payment of formation costs and $870 for the payment of operating expenses. As of May 22, 2025, the Company repaid the outstanding balance of the note amounting to $143,079. Borrowings under the note are no longer available.
Administration Fee
Commencing on May 20, 2025, the Company has agreed to pay the Sponsor $12,000 per month for office space, administrative and support services. These monthly fees will cease upon the completion of the initial Business Combination or the liquidation of the Company. The Original Sponsor had agreed to defer payment of the administration fee until such time as new financing occurs to allow liquidity to pay the fee. The administrative services agreement with the Original Sponsor was terminated on August 28, 2025; all outstanding fees were paid through this date. For the period from October 3, 2024 (inception) through September 30, 2025, the Company has incurred and paid $39,000 in fees for these services. No agreement for administrative service fees has been entered into with the New Sponsor.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. A portion of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at the option of the lender. The units would be identical to the private placement units. As of September 30, 2025, no such Working Capital Loans were outstanding.